Related party transactions	12 Months Ended
Mar. 31, 2024
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes executive officers. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense to the top five key management personnel is as follows:

	2024	2023
	$	$

Short-term employee benefits and termination benefits	4,374	3,242
Share-based payments	11,778	20,331

Total compensation paid to key management personnel	16,152	23,573